Annual Total Returns - Parvin Hedged Equity Solari World Fund - Parvin Hedged Equity Solari World Fund	Mar. 31, 2025
Prospectus [Line Items]
Annual Return 2021	3.46%
Annual Return 2022	(14.40%)
Annual Return 2023	3.86%
Annual Return 2024	1.35%